MERIDIAN FUND, INC.®

Meridian Equity Income Fund®

Meridian Growth Fund®

Meridian Contrarian Fund

Meridian Small Cap Growth Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 29, 2016

to the Prospectus dated October 30, 2015

for Class A Shares, Class C Shares and Investor Class Shares,

as previously supplemented from time to time

The Funds’ Distribution Agreement with Destra Investments LLC has been terminated and the Funds have entered into a new Distribution Agreement with ALPS Distributors, Inc. To reflect this and other related changes to the Funds, the following changes have been made to the Funds’ Prospectus dated October 30, 2015 (the “Prospectus”):

1.	The table in the “Fees and Expenses of the Fund” section for the Meridian Equity Income Fund on page 1 of the Prospectus is deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares	Investor Class Shares
Maximum Sales Charge (Load) on Purchases	5.75%	NONE	NONE
Maximum Deferred Sales Charge (Load)	NONE	1.00%	NONE
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	2.00%	NONE	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.93%	0.93%	0.93%
Distribution (Rule 12b-1) Fees	0.25%	1.00%	0.00%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%
Other Expenses	6.03%	2.12%	15.65%
Total Annual Fund Operating Expenses’	7.23%	4.07%	16.60%
Fee Waivers and/or Expense Reimbursements	(5.61)%	(2.05)%	(15.23)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.62%[3]	2.02%[3]	1.37%[3]

1	Please note that Total Annual Fund Operating Expenses in the table above does not correlate to the ratio of Operating Expenses Before Waivers/Reimbursements/Reductions to Average Net Assets found in the “Financial Highlights” section of this prospectus since the latter reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
2	The Investment Adviser has agreed to waive a portion of the investment advisory and/or administration fees and/or reimburse other expenses of the Meridian Equity Income Fund so that the ratio of expenses to average net assets of the Meridian Equity Income Fund (excluding acquired fund fees and expenses, dividend expenses on securities sold short, and interest expenses on short sales) does not exceed 1.60% for Class A, 2.00% for Class C and 1.35% for Investor Class. These expense limitations may not be amended or withdrawn until one year after the date of this prospectus. To the extent acquired fund fees are excluded from the waiver and reimbursement calculation, “Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements” will be higher. The total annual fund operating expenses in this fee table may therefore differ from the expense ratios in the financial highlights in the statutory prospectus because the financial highlights include only the Fund’s direct operating expenses and do not include fees or expenses incurred indirectly by the Fund through its investments in the underlying fund(s).

3	For a period not to exceed three (3) years on which a waiver of reimbursement in excess of the expense limitation is made by the Investment Adviser, the Fund will carry forward, and may repay the Investment Adviser such amounts; provided that the Fund is able to effect such reimbursement and maintain the expense limitation in effect at the time of the waiver.

2.	The table in the “Purchase and Sale of Fund Shares” sections on pages 6, 13, 20 and 26 of the Prospectus are each deleted in their entirety and replaced with the following table:

Class	Minimum Initial Investment		Minimum Subsequent Investment	Distribution Fee
Class A Shares	$2,500	[1]	$50	0.25%
Class C Shares	$2,500	[1]	$50	1.00%
Investor Class Shares	$99,999		NONE	NONE

1	Certain tax-deferred retirement accounts of UGMA/UTMA accounts are subject to a $500 minimum.

3.	The table in the “Fees and Expenses of the Fund” section for the Meridian Growth Fund on page 8 of the Prospectus is deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares	Investor Class Shares
Maximum Sales Charge (Load) on Purchases	5.75%	NONE	NONE
Maximum Deferred Sales Charge (Load)	NONE	1.00%	NONE
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	2.00%	NONE	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.76%	0.76%	0.76%
Distribution (Rule 12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.43%	1.68%	0.15%
Total Annual Fund Operating Expenses	1.44%	3.44%	0.91%
Fee Waivers and/or Expense Reimbursements and Recoupment	0.11%[3]	(1.19)%	N/A
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and Recoupment[1]	1.55%[2]	2.25%[2]	0.91%

1	The Investment Adviser has agreed to waive a portion of the investment advisory and/or administration fees and/or reimburse other expenses of the Meridian Growth Fund so that the ratio of expenses to average net assets of the Meridian Growth Fund does not exceed 1.55% for Class A and 2.25% for Class C and 1.30% for Investor Class. These expense limitations may not be amended or withdrawn until one year after the date of this prospectus.
2	For a period not to exceed three (3) years on which a waiver of reimbursement in excess of the expense limitation is made by the Investment Adviser, the Fund will carry forward, and may repay the Investment Adviser such amounts; provided that the Fund is able to effect such reimbursement and maintain the expense limitation in effect at the time of the waiver.
3	Positive waiver reflects recoupment by the Adviser.

4.	The table in the “Fees and Expenses of the Fund” section for the Meridian Contrarian Fund on page 14 of the Prospectus is deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares	Investor Class Shares
Maximum Sales Charge (Load) on Purchases	5.75%	1.00%	NONE
Maximum Deferred Sales Charge (Load)	NONE	NONE	NONE
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	2.00%	NONE	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	2.16%	1.71%	1.29%
Total Annual Fund Operating Expenses	3.41%	3.71%	2.29%
Fee Waivers and/or Expense Reimbursements	(1.81)%	(1.51)%	(0.94)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	1.60%[2]	2.20%[2]	1.35%[2]

1	The Investment Adviser has agreed to waive a portion of the investment advisory and/or administration fees and/or reimburse other expenses of the Meridian Contrarian Fund so that the ratio of expenses to average net assets of the Meridian Contrarian Fund (excluding acquired fund fees and expenses) does not exceed 1.60% for Class A, 2.20% for Class C and 1.35% for Investor Class. These expense limitations may not be amended or withdrawn until one year after the date of this prospectus.
2	For a period not to exceed three (3) years on which a waiver of reimbursement in excess of the expense limitation is made by the Investment Adviser, the Fund will carry forward, and may repay the Investment Adviser such amounts; provided that the Fund is able to effect such reimbursement and maintain the expense limitation in effect at the time of the waiver.

5.	The table in the “Fees and Expenses of the Fund” section for the Meridian Small Cap Growth Fund on page 21 of the Prospectus is deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares	Investor Class Shares
Maximum Sales Charge (Load) on Purchases	5.75%	NONE	NONE
Maximum Deferred Sales Charge (Load)	NONE	1.00%	NONE
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	2.00%	NONE	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.25%	1.00%	0.00%
Acquired Fund Fees and Expenses	0.06%	0.06%	0.06%
Other Expenses	0.39%	1.69%	0.28%
Total Annual Fund Operating Expenses[1]	1.70%	3.75%	1.34%
Fee Waivers: and/or Expense Reimbursements	(0.04)%	(1.44)%	N/A
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.66%[3]	2.31%[3]	1.34%

1

Please note that Total Annual Fund Operating Expenses in the table above does not correlate to the ratio of Operating Expenses Before Waivers/Reimbursements/Reductions to Average Net Assets found in the “Financial Highlights” section of this prospectus since the latter reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

2	The Investment Adviser has agreed to waive a portion of the investment advisory and/or administration fees and/or reimburse other expenses of the Meridian Small Cap Growth Fund so that the ratio of expenses to average net assets of the Meridian Small Cap Growth Fund (excluding acquired fund fees and expenses) does not exceed 1.60% for Class A, 2.25% for Class C and 1.35% for Investor Class. These expense limitations may not be amended or withdrawn until one year after the date of this prospectus. To the extent acquired fund fees are excluded from the waiver and reimbursement calculation, “Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements” will be higher. The total annual fund operating expenses in this fee table may therefore differ from the expense ratios in the financial highlights in the statutory prospectus because the financial highlights include only the Fund’s direct operating expenses and do not include fees or expenses incurred indirectly by the Fund through its investments in the underlying fund(s).
3	For a period not to exceed three (3) years on which a waiver of reimbursement in excess of the expense limitation is made by the Investment Adviser, the Fund will carry forward, and may repay the Investment Adviser such amounts; provided that the Fund is able to effect such reimbursement and maintain the expense limitation in effect at the time of the waiver.

6.	“The Distributor” section on page 38 of the Prospectus is deleted in its entirety and replaced with the following:

“ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, Colorado 80203 (the “Distributor”), has entered into a distribution agreement with Meridian. The Distributor and its affiliates may pay commissions, distribution fees and/or other compensation to entities for selling Fund shares and providing certain distribution-related services to the Funds’ shareholders. The Distributor also may receive, and may direct to other eligible financial intermediaries, compensation for providing directly or indirectly, personal/liaison and related shareholder support services to Fund shareholders, and may be reimbursed for providing omnibus account services, as further described in the section of the prospectus entitled “Shareholder Information—Distribution, Shareholder Servicing and Omnibus Account Services”.”

And all other references to “Destra” or “Destra Capital Investments” are replaced with “the Distributor”.

7.	The “Shareholder Servicing Fees” section on page 44 of the Prospectus is deleted in its entirety.

8.	The second sentence of the “Other Financial Intermediary Compensation” section on page 45 of the Prospectus is deleted in its entirety and replaced with the following:

“Marketing Support Payments are in addition to Distribution Fees and Omnibus Account Services Fees that may be paid to eligible financial intermediaries, including the Distributor, as appropriate.”

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MERIDIAN FUND, INC.®

Meridian Equity Income Fund®

Meridian Growth Fund®

Meridian Contrarian Fund

Meridian Small Cap Growth Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 29, 2016

to the Prospectus dated October 30, 2015

for Legacy and Institutional Class Shares,

as previously supplemented from time to time

The Funds’ Distribution Agreement with Destra Investments LLC has been terminated and the Funds have entered into a new Distribution Agreement with ALPS Distributors, Inc. To reflect this and other related changes to the Funds, the following changes have been made to the Funds’ Prospectus dated October 30, 2015 (the “Prospectus”):

1.	“The Distributor” section on page 37 of the Prospectus is deleted in its entirety and replaced with the following:

“ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, Colorado 80203 (the “Distributor”), has entered into a distribution agreement with Meridian. The Distributor and its affiliates may pay commissions, distribution fees and/or other compensation to entities for selling Fund shares and providing certain distribution-related services to the Funds’ shareholders. The Distributor also may receive, and may direct to other eligible financial intermediaries, compensation for providing directly or indirectly, personal/liaison and related shareholder support services to Fund shareholders, and may be reimbursed for providing omnibus account services, as further described in the section of the prospectus entitled “Shareholder Information—Distribution, Shareholder Servicing and Omnibus Account Services”.”

And all other references to “Destra” or “Destra Capital Investments” are replaced with “the Distributor”.

2.	The second sentence of the “Other Financial Intermediary Compensation” section on page 40 of the Prospectus is deleted in its entirety and replaced with the following:

“Marketing Support Payments are in addition to Distribution Fees and Omnibus Account Services Fees that may be paid to eligible financial intermediaries, including the Distributor, as appropriate.”

*    *    *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MERIDIAN FUND, INC.®

Meridian Equity Income Fund®

Meridian Growth Fund®

Meridian Contrarian Fund

Meridian Small Cap Growth Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 29, 2016

to the Statement of Additional Information dated October 30, 2015 for Legacy Class Shares, Institutional Class Shares,

Class A Shares, Class C Shares and Investor Class Shares,

as previously supplemented from time to time

The Funds’ Distribution Agreement with Destra Investments LLC has been terminated and the Funds have entered into a new Distribution Agreement with ALPS Distributors, Inc. To reflect this and other related changes to the Funds, the following changes have been made to the Funds’ Statement of Additional Information dated October 30, 2015 (the “SAI”):

1.	The term “shareholder servicing” is deleted from the third paragraph of the “Investment Management” section on page 26 of the SAI.

2.	The first paragraph of “The Distributor” section on page 31 of the SAI is deleted in its entirety and replaced with the following:

“ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, Colorado 80203 (the “Distributor”), has entered into a distribution agreement with Meridian. The Distributor and its affiliates may pay commissions, distribution fees and/or other compensation to entities for selling Fund shares and providing certain distribution-related services to the Funds’ shareholders. The Distributor may also receive, and may direct to other eligible financial intermediaries, compensation for providing omnibus account services, as further described below.”

And all other references to “Destra” or “Destra Capital Investments” are replaced with “the Distributor”.

3.	The “Shareholder Servicing Fees” section on page 33 of the SAI is deleted in its entirety.

4.	The following footnote is added to the first sentence of the “Fees Paid” section on page 33 of the SAI:

“As of October 1, 2016, the Funds’ share classes no longer pay shareholder servicing fees.”

5.	The second sentence of the “Other Financial Intermediary Compensation” section on page 34 of the SAI is deleted in its entirety and replaced with the following:

“Marketing Support Payments are in addition to Distribution Fees and Omnibus Account Services Fees that may be paid to eligible financial intermediaries, including the Distributor, as appropriate.”

6.	The “Distribution and Shareholder Servicing Plans” section on page 43 of the SAI is deleted in its entirety and replaced with the following:

“Distribution Plans

Class A Shares—As described in the Prospectus, Class A shares have adopted a distribution plan (the “Class A Distribution Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Class A Distribution Plan is a compensation type plan and permits the payment at an annual rate of up to 0.25% of the average daily net assets of Class A shares of the Funds for activities that are primarily intended to result in the sale of Class A shares of such Fund. Payments under the Class A Distribution Plan are not tied exclusively to actual expenses, and the payments may exceed expenses actually incurred. The Distributor authorizes the payments to financial intermediaries based on the value of Fund shares held by such intermediaries’ customers.

Class C Shares—As described in the Prospectus, Class C shares have adopted a distribution plan (the “Class C Distribution Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Class C Distribution Plan is a compensation type plan and permits the payment at an annual rate of up to 1.00% of the average daily net assets of Class C shares of the Funds for activities which are primarily intended to result in the sale of Class C shares of such Fund. Payments under the Class C Distribution Plan are not tied exclusively to actual expenses, and the payments may exceed expenses actually incurred.

The Distributor is entitled to retain all fees paid under the Class C Distribution Plan for the first 12 months on any investment in Class C shares to recoup its expenses with respect to the payment of commissions on sales of Class C shares. Financial intermediaries will become eligible for compensation under the Class C Distribution Plan beginning in the 13th month following the purchase of Class C shares, although the Distributor may, pursuant to a written agreement between the Distributor and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C shares. However, certain financial intermediaries may elect to not receive the initial 1% commission, in which case, the Distributor authorizes the payment of the monthly 12b-1 fees to such financial intermediary beginning on the first month following the purchase of Class C shares as such fees accrue. The Class C shares for which a financial intermediary elects to not receive the initial 1% commission will not be subject to a CDSC.

Renewal, Amendment and Termination—The Class A Distribution Plan and the Class C Distribution Plan (individually each a “Plan” and collectively the “Plans”) and any Rule 12b-1 related agreement that is entered into by the Funds in connection with the Plans will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the directors, and of a majority of the directors who are not interested persons (as defined in the 1940 Act) of Meridian and who have no direct or indirect financial interest in the operation of the Plans or any related agreements (“12b-1 Directors”). With the exception of the Distributor and its affiliates, no “interested person” of the Funds, as that term is defined in the 1940 Act, and no director of the Funds has a direct or indirect financial interest in the operation of the Plans or any related agreement. All material amendments to any Plan must be approved by a majority vote of the directors, including a majority of the 12b-1 Directors, at a meeting called for that purpose. In addition, any Plan may be terminated as to the Funds at any time, without penalty, by vote of a majority of the outstanding shares of that class of that Fund or by vote of a majority of the 12b-1 Directors.”

*    *    *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE